Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment	$ 7,779	$ 6,972
Less: accumulated depreciation	(2,230)	(1,496)
Property and equipment, net	5,549	5,476
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment	5,090	4,689
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	1,759	1,487
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment	505	403
Office and Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment	153	152
Construction-In-Process
Property Plant And Equipment [Line Items]
Property and equipment	$ 272	$ 241